EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share [text block]
	Thousands of U.S. dollars
	2015 (*)	2016 (*)	2017
Result attributable to equity owners of the Company
Atento's profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars)	52,230	3,357	(13,568)
Atento’s loss attributable to equity owners of the parent from discontinued operations (in thousands of U.S. dollars)	(3,082)	(3,206)	-
Weigthed average number of ordinary shares	73,648,760	73,816,933	73,909,056
Basic earnings/(loss) per share from continuing operations	0.71	0.05	(0.18)
Basic loss per share from discontinued operations	(0.04)	(0.04)	-

	Thousands of U.S. dollars
	2015 (*)	2016 (*)	2017
Result attributable to equity owners of the Company
Atento’s profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars) (1)	52,230	3,357	(13,568)
Atento’s loss attributable to equity owners of the parent from discontinued operations (in thousands of U.S. dollars) (1)	(3,082)	(3,206)	-
Potential increase in number of ordinary shares outstanding in respect of share-based plan	1,026,207	272,791	-
Adjusted weighted average number of ordinary shares	74,674,967	74,089,724	73,909,056
Diluted earnings/(loss) per share from continuing operations	0.70	0.05	(0.18)
Diluted loss per share from discontinued operations	(0.04)	(0.04)	-